Schedule of Intangible Assets (Details) - USD ($)	Dec. 31, 2022	Mar. 11, 2022	Dec. 31, 2021
Goodwill and Intangible Assets Disclosure [Abstract]
Domain name			$ 20,000
Goodwill		$ 36,856	109,983
Total indefinite lived intangible assets			129,983
Trademarks			103,258
Software			503,517
Customer list			855,073
Non-compete			858
Loading rack license
Technology license			2,950,000
Total other intangible assets			4,412,706
Accumulated amortization			(1,205,379)
Total other intangible assets, net			$ 3,207,327